Schedule - Valuation and Qualifying Accounts (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Valuation allowances on deferred tax assets written off against the deferred tax assets	$ 1,557	$ 2,283	$ 7,588
Accounts receivable allowances written off against related accounts receivables	$ 8,486	4,969	$ 3,539
Accounts receivable allowances written off mainly against deferred revenue		$ 7,089